Leases (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Rent expense	$ 4,143	$ 10,106	$ 14,391
Anta Agreement [Member]
Leases
Rent expense	$ 3,498	$ 2,469	$ 5,716